UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08342

Strategic Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Strategic Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS

Bonds & Notes — 104.7%
Security	Principal		U.S. $ Value
Brazil — 1.4%
Republic of Brazil, 12.50%, 1/5/16	BRL	13,740,000	$5,765,035
Total Brazil (identified cost $5,753,689)			$5,765,035
Colombia — 1.5%
Republic of Colombia, 11.75%, 3/1/10	COP	12,139,000,000	5,924,050
Total Colombia (identified cost $5,094,104)			$5,924,050
Indonesia — 1.3%
APP Finance VI, 0.00%, 11/18/12(1)(2)(3)		$4,000,000	$120,000
APP Finance VII, 3.50%, 4/30/03(1)(2)(3)		2,000,000	230,000
DGS International Finance, 10.00%, 6/1/07(1)(3)		2,000,000	32,000
Indah Kiat International Finance, 12.50%, 6/15/06(1)(3)		1,000,000	625,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	45,000,000,000	4,495,824
Total Indonesia (identified cost $11,234,961)			$5,502,824
Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09 DEM		716,595	$438,843
Total Morocco (identified cost $368,988)			$438,843
New Zealand — 2.2%
New Zealand Government, 7.00%, 7/15/09	NZD	12,600,000	$9,073,800
Total New Zealand (identified cost $8,897,204)			$9,073,800
Philippines — 0.2%
Bayan Telecommunications, 13.50%, 7/15/06(1)(3)(4)		$2,000,000	$860,000
Total Philippines (identified cost $1,917,237)			$860,000
United States — 97.8%
Corporate Bonds & Notes — 1.2%
Baltimore Gas and Electric, 6.73%, 6/12/12		$400,000	$427,896

Security	Principal	U.S. $ Value
United States (continued)
BellSouth Capital Funding, 6.04%, 11/15/26	$300,000	$303,568
Coca-Cola Enterprise, 7.00%, 10/1/26	375,000	429,528
Eaton Corp., 8.875%, 6/15/19	500,000	644,717
Ford Holdings, 9.30%, 3/1/30	1,000,000	842,500
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,160,970
US Bancorp, 7.50%, 6/1/26	840,000	1,024,088
Total Corporate Bonds & Notes (identified cost, $4,651,592)		$4,833,267
Collateralized Mortgage Obligations — 14.1%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	$1,265,106	$1,327,238
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	1,015,338	1,058,123
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,974,299	4,120,868
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	979,132	1,042,052
Federal National Mortgage Association, Series 1992-180, Class F, 5.213%, 10/25/22(5)	4,313,905	4,422,396
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,367,225	1,425,959
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	3,120,569	3,304,264
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	4,250,107	4,484,063
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,875,529	3,024,795
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	7,958,551	8,096,049
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	3,747,858	3,970,736
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,414,493	2,579,583
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	953,713	1,007,595
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	3,310,524	3,508,263
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	1,039,471	1,094,468
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	4,622,083	4,793,431
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	1,043,454	1,081,483
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,100,157

See notes to financial statements

Strategic Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	$2,522,091	$2,524,439
Total Collateralized Mortgage Obligations (identified cost, $59,476,641)		$57,965,962
Mortgage Pass-Throughs — 78.2%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	$8,916,925	$9,105,759
6.50% with various maturities to 2024	6,251,892	6,481,879
7.00% with various maturities to 2024	4,381,699	4,605,511
7.31% with maturity at 2026	821,169	870,880
7.50% with various maturities to 2026	15,934,703	17,000,495
7.95% with maturity at 2022	1,215,717	1,315,145
8.00% with various maturities to 2021	459,056	478,197
8.15% with maturity at 2021	930,949	952,828
8.30% with maturity at 2021	603,117	657,671
8.47% with maturity at 2018	510,593	556,470
8.50% with various maturities to 2028	4,281,463	4,685,102
9.00% with various maturities to 2027	2,473,833	2,730,812
9.25% with various maturities to 2016	418,371	435,083
9.50% with various maturities to 2027	921,195	1,029,572
9.75% with various maturities to 2020	104,540	112,299
10.00% with various maturities to 2025	970,615	1,095,106
10.25% with maturity at 2013	258,540	273,546
10.50% with various maturities to 2021	1,451,297	1,673,834
11.00% with various maturities to 2019	2,439,557	2,795,710
11.25% with maturity at 2010	28,659	31,217
12.50% with various maturities to 2019	316,286	363,536
12.75% with maturity at 2013	24,166	26,975
13.25% with maturity at 2013	4,649	5,333
13.50% with maturity at 2019	28,109	32,330
		$57,315,290
Federal National Mortgage Association:
3.872% with various maturities to 2033(6)	$41,343,675	$41,664,760
3.926% with various maturities to 2035(6)	107,543,022	108,110,150
3.953% with maturity at 2035(6)	15,141,124	15,222,238
3.989% with maturity at 2022(6)	5,661,684	5,756,080
4.076% with maturity at 2025(6)	4,124,490	4,125,437
4.276% with maturity at 2024(6)	3,417,865	3,467,303
4.28% with maturity at 2023(6)	914,557	916,987
4.906% with maturity at 2028(6)	1,231,899	1,262,312
6.50% with various maturities to 2028	9,132,643	9,453,316
7.00% with various maturities to 2024	2,214,238	2,321,633
7.50% with various maturities to 2026	16,092,127	17,031,283
8.00% with various maturities to 2028	18,000,270	19,331,642
8.50% with various maturities to 2026	592,179	621,879
8.91% with maturity at 2010	271,452	285,226
9.00% with various maturities to 2024	1,883,068	2,051,714
9.03% with maturity at 2028	2,528,572	2,786,127
9.50% with various maturities to 2030	3,807,427	4,235,872

Security	Principal	U.S. $ Value
United States (continued)
10.50% with maturity at 2020	$190,390	$220,401
11.00% with various maturities to 2025	219,483	249,683
11.50% with maturity at 2019	244,809	280,445
12.00% with maturity at 2015	152,880	176,037
12.50% with maturity at 2015	853,522	982,324
12.75% with maturity at 2014	25,860	30,931
13.00% with various maturities to 2015	319,407	373,590
13.50% with various maturities to 2015	151,965	176,627
14.75% with maturity at 2012	522,575	622,278
		$241,756,275
Government National Mortgage Association:
7.00% with various maturities to 2024	$4,529,717	$4,775,512
7.50% with various maturities to 2028	5,760,664	6,146,385
7.75% with maturity at 2019	49,736	53,492
8.00% with various maturities to 2023	2,220,839	2,398,985
8.30% with various maturities to 2020	604,036	653,590
8.50% with various maturities to 2021	407,143	439,413
9.00% with various maturities to 2025	1,563,456	1,724,507
9.50% with various maturities to 2026	4,896,661	5,514,838
12.50% with maturity at 2019	377,161	435,205
13.50% with maturity at 2014	26,993	32,641
		$22,174,568
Total Mortgage Pass-Throughs (identified cost, $321,450,779)		$321,246,133
Auction Rate Certificates — 3.8%
Brazos Student Finance Corp., Series 2004A-4, Variable Rate, 3.90%, 3/1/40(6)	$4,250,000	$4,250,000
Brazos Student Finance Corp., Series 2004A-6, Variable Rate, 3.92%, 3/1/40(6)	1,000,000	1,000,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 3.90%, 7/1/32(6)	7,800,000	7,800,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 3.93%, 7/1/32(6)	2,475,000	2,475,000
Total Auction Rate Certificates (identified cost, $15,525,000)		$15,525,000
U.S. Treasury Obligations — 0.5%
United States Treasury Bond, 7.875%, 2/15/21(7) — (identified cost, $1,828,006)	$1,500,000	$1,994,473
Total United States (identified cost $402,932,018)		$401,564,835

See notes to financial statements

Strategic Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
Vietnam — 0.2%
Socialist Republic of Vietnam, 6.875%, 1/15/16(4)	$1,000,000	$991,875
Total Vietnam (identified cost $982,230)		$991,875
Total Bonds & Notes (identified cost, $437,180,431)		$430,121,262
Common Stocks — 0.1%
Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China(1)	8,155	$438,331
		$438,331
Total Indonesia (identified cost $1,522,635)		$438,331
Total Common Stocks (identified cost $1,522,635)		$438,331
Commercial Paper — 4.9%
Security	Principal Amount (000's omitted)	Value
Lafayette Asset Funding, 4.05%, 11/4/05	$20,000	$19,993,250
Total Commercial Paper (at amortized cost, $19,993,250)		$19,993,250
Short-Term Investments — 1.6%
Security	Principal	Value
Investors Bank and Trust Company Time Deposit, 4.03%, 11/1/05	$6,410,000	$6,410,000
Total Short-Term Investments (at amortized cost, $6,410,000)		$6,410,000

Call Options Purchased — 0.1%
Security	Contracts	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$547,214
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	84,775
Total Call Options Purchased (at identified cost, $641,471)		$631,989
Total Investments — 111.4% (identified cost $465,747,787)		$457,594,832
Other Assets, Less Liabilities — (11.4)%		$(46,915,129)
Net Assets — 100.0%		$410,679,703

BRL - Brazilian Real

COP - Colombian Peso

DEM - Deutsche Mark

IDR - Indonesian Rupiah

NZD - New Zealand Dollar

(1)  Non-income producing security.

(2)  Convertible bond.

(3)  Defaulted security.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $1,851,875 or 0.5% of the net assets.

(5)  Floating-Rate.

(6)  Adjustable rate securities. Rates shown are the rates at period end.

(7)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(8)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

Strategic Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2005

Assets
Investments, at value (identified cost, $465,747,787)	$457,594,832
Cash	2,680
Deposit for funded swap	2,510,435
Receivable for investments sold	44,918
Receivable for open swap contracts	581,931
Interest and dividends receivable	2,781,213
Receivable for open forward foreign currency contracts	780,360
Receivable for daily variation margin on open financial futures contracts	184,315
Total assets	$464,480,684
Liabilities
Payable for investments purchased	$50,562,947
Payable for open swap contracts	2,001,584
Payable for open forward foreign currency contracts	981,406
Payble to affiliate for investment advisory fees	150,049
Payable to affiliate for Trustees' fees	1,606
Accrued expenses	103,389
Total liabilities	$53,800,981
Net Assets applicable to investors' interest in Portfolio	$410,679,703
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$419,790,640
Net unrealized depreciation (computed on the basis of identified cost)	(9,110,937)
Total	$410,679,703

Statement of Operations

For the Year Ended
October 31, 2005

Investment Income
Interest (net of foreign taxes, $72,160)	$14,487,232
Dividends	210,708
Total investment income	$14,697,940
Expenses
Investment adviser fee	$1,650,371
Administration fee	566,827
Trustees' fees and expenses	17,172
Custodian fee	135,160
Legal and accounting services	100,424
Miscellaneous	9,012
Total expenses	$2,478,966
Deduct — Reduction of custodian fee	$866
Total expense reductions	$866
Net expenses	$2,478,100
Net investment income	$12,219,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(331,502)
Financial futures contracts	(263,392)
Swap contracts	4,197,194
Foreign currency and forward foreign currency exchange contract transactions	12,871,381
Net realized gain	$16,473,681
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,560,516)
Financial futures contracts	592,831
Swap contracts	(2,353,249)
Foreign currency and forward foreign currency exchange contracts	(1,682,919)
Net change in unrealized appreciation (depreciation)	$(6,003,853)
Net realized and unrealized gain	$10,469,828
Net increase in net assets from operations	$22,689,668

See notes to financial statements

Strategic Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2005	Year Ended October 31, 2004
From operations — Net investment income	$12,219,840	$9,677,972
Net realized gain from investments, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	16,473,681	12,666,844
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(6,003,853)	(1,734,244)
Net increase in net assets from operations	$22,689,668	$20,610,572
Capital transactions — Contributions	$258,350,420	$195,245,483
Withdrawals	(194,304,717)	(168,992,839)
Net increase in net assets from capital transactions	$64,045,703	$26,252,644
Net increase in net assets	$86,735,371	$46,863,216
Net Assets
At beginning of year	$323,944,332	$277,081,116
At end of year	$410,679,703	$323,944,332

See notes to financial statements

Strategic Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS

Supplementary Data

	Year Ended October 31,
	2005	2004	2003	2002(1)	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.66%	0.68%	0.71%	0.77%	0.79%
Expenses after custodian fee reduction	0.66%	0.68%	0.71%	0.77%	0.79%
Net investment income	3.23%	3.10%	3.36%	5.88%	8.10%
Portfolio Turnover	59%	55%	71%	63%	54%
Total Return(2)	6.48%	6.97%	12.97%	5.25%	—
Net assets, end of year (000's omitted)	$410,680	$323,944	$277,081	$190,453	$179,492

(1)  The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Strategic Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end investment company. The Portfolio was organized as a trust under the laws of the State of New York in 1992. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2005, Eaton Vance Strategic Income Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Most seasoned mortgage backed securities ("MBS") are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities (other than short-term obligations maturing in sixty days or less but including collateralized mortgage obligations and certain MBS), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. When valuing foreign investments that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable or other instruments that have strong correlation to the fair-valued securities. Financial futures contracts and options thereon listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Gains and Losses From Investment Transactions — Realized gains and losses from investment transactions are recorded on the basis of identified cost.

D  Income Taxes — The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

E  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and

Strategic Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  When-Issued and Delayed Delivery Transactions — The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Written Options — The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

K  Reverse Repurchase Agreements — The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such

Strategic Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

L  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

M  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, Investors Bank receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the year ended October 31, 2005, $866 in credits were used to reduce the Portfolio's custodian fee.

O  Use of Estimates— The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

P  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

Q  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future

Strategic Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets and gross income exceed certain levels. For the year ended October 31, 2005, the fee was equivalent to 0.44% of the Portfolio's average net assets for such period and amounted to $1,650,371. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $566,827 for the year ended October 31, 2005.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2005.

4  Investment Transactions

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 2005, the Portfolio had invested approximately 4.71% of its net assets or approximately $19,333,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the year ended October 31, 2005 were as follows:

Purchases
Investments (non-U.S. Government)	$121,253,570
U.S. Government Securities	215,204,375
$336,457,945
Sales
Investments (non-U.S. Government)	$103,355,783
U.S. Government Securities	70,923,014
$174,278,797

5  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are

Strategic Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

considered. A summary of obligations under these financial instruments at October 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
11/10/05	Euro 3,670,000	United States Dollar 4,422,350	24,709
11/14/05	Euro 4,220,000	United States Dollar 5,086,577	28,797
12/06/05	Euro 2,000,000	United States Dollar 2,492,798	92,893
11/08/05	Japanese Yen 1,050,000,000	United States Dollar 9,072,058	45,724
11/14/05	Japanese Yen 3,100,000,000	United States Dollar 26,909,722	242,505
			$434,628
Purchases
Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
11/14/05	Icelandic Kroner 250,000,000	Euro 3,344,034	84,785
11/25/05	Icelandic Kroner 637,296,000	Euro 8,784,232	(119,998)
11/14/05	Indonesian Rupiah 113,000,000,000	United States Dollar 11,289,839	(135,313)
11/17/05	Indonesian Rupiah 120,000,000,000	United States Dollar 11,752,032	82,676
11/28/05	Korean Won 17,000,000,000	United States Dollar 16,241,521	106,938
11/02/05	Polish Zloty 38,300,000	Euro 9,559,227	(116,191)
11/14/05	Polish Zloty 49,434,800	Euro 12,599,348	(174,626)
11/30/05	Polish Zloty 8,998,014	Euro 2,296,056	(38,040)
11/14/05	Romanian Leu 14,452,000	United States Dollar 4,836,033	(102,713)
10/27/06	Romanian Leu 27,425,000	Euro 7,432,249	(104,775)
11/17/05	Singapore Dollar 18,550,000	United States Dollar 10,969,840	(24,023)
11/14/05	Slovakia Koruna 709,532,000	Euro 18,227,862	(71,218)
11/30/05	Slovakia Koruna 594,500,000	Euro 15,290,048	(86,909)

Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
11/17/05	Taiwan Dollar 187,000,000	United States Dollar 5,592,774	(7,600)
11/17/05	Thai Baht 306,000,000	United States Dollar 7,472,527	32,531
11/28/05	Thai Baht 460,000,000	United States Dollar 11,267,606	19,076
11/14/05	Turkish Lira 7,035,600	United States Dollar 5,182,762	2,487
11/29/05	Turkish Lira 2,700,000	United States Dollar 1,964,494	17,239
			$(635,674)
Futures Contracts

Expiration Date(s)	Contracts		Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/05	35	Nikkei 225	Long	$2,205,000	$2,394,875	$189,875
12/05	36	DAX Index	Long	5,317,112	5,311,183	(5,929)
12/05	23 Japan 10 Year Bond		Short	(27,573,128)	(27,073,236)	499,892
						$683,838

Descriptions of the underlying instruments to Futures Contracts: Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. DAX Index: The German Stock Index is a total return index of 30 selected German blue chip stocks traded on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

At October 31, 2005, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

Total Return Swaps

The Portfolio has entered into a total return swap agreement with Barclays Bank PLC whereby the Portfolio makes an initial payment of $2,510,118 to Barclays. In exchange, the Portfolio will receive a payment in Euros equal to the total return on 7,022,626 Romanian Leu based on the interest rate of 4.80% and the closing spot exchange rate between the Euro and the Romanian Leu at termination. The value of the contract, which terminates on December 6, 2005 is recorded as a payable for open swap contracts of $211,592 at October 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley and Co. International Limited whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 2.50% on the notional amount of $5,000,000 plus the price depreciation of the MSCI Turkey Index on the same notional amount. In exchange, the Portfolio receives payments equal to the price appreciation of the MSCI Turkey Index on the same notional amount. The value of the contract, which terminates on May 18, 2006 is recorded as a receivable for open swap contracts of $389,594 at October 31, 2005.

Strategic Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swaps
Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
4,000,000	USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(275,996)

10,000,000	USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(539,089)

5,000,000	USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(471,445)

4,000,000	USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(248,181)

50,000,000	USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(255,281)

30,000,000	USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	109,211

20,000,000	USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	83,126

Strategic Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$465,198,118
Gross unrealized appreciation	$8,108,633
Gross unrealized depreciation	(15,711,919)
Net unrealized depreciation	$(7,603,286)

The net unrealized depreciation on foreign currency, swaps, forwards and futures contracts at October 31, 2005 on a federal income tax basis was $957,982.

Strategic Income Portfolio as of October 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 2005, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 23, 2005

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Eaton Vance Strategic Income Fund (the "Fund") is a fund of funds that may invest in five Portfolios: Strategic Income, Boston Income, Floating Rate, High Income and Investment Grade Income Portfolios (together, the "Portfolios"), for which Boston Management and Research serves as investment adviser. The Fund will invest primarily (over 50% of net assets) in Strategic Income Portfolio. The investment advisory agreements between the investment adviser and the Portfolios each provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreements between the Portfolios and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. In addition, for Boston Income Portfolio and High Income Portfolio, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. For the Floating Rate Portfolio, the Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the Floating Rate Portfolio's investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolios and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Portfolios.

In its review of comparative information with respect to the Fund's investment performance (including on a risk-adjusted basis) the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Portfolio are within the

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolios and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolios and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from managing each of the Strategic Income Portfolio, Floating Rate Portfolio and Investment Grade Income Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with such Portfolios and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Strategic Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Boston Income Portfolio (BIP), Floating Rate Portfolio (FRP), High Income Portfolio (HIP), Investment Grade Income Portfolio (IGIP) and Strategic Income Portfolio (SIP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to its position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of HIP and SIP since 1992; of FRP and IGIP since 2000 and BIP since 2001	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolios.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee	Trustee of the Trust since 1986; of HIP and SIP since 1993; of FRP and IGIP since 2000; of BIP since 2001 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunication services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Strategic Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of HIP and SIP since 1993; of FRP and IGIP since 2000 and BIP since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust, HIP and SIP since 1998; of FRP and IGIP since 2000 and of BIP since 2001	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President of BIP and HIP	Vice President of HIP since 2000; of BIP since 2001	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	President of IGIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 2 registered investment companies managed by EVM or BMR.

Eaton Vance Strategic Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of IGIP	Since 2002	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	Vice President of FRP	Since 2000	Vice President of EVM and BMR. Officer of 14 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust and SIP	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Payson F. Swaffield 8/13/56	President of FRP	Since 2002(2)	Vice President of EVM and BMR. Officer of 14 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	President of Strategic Income Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 5 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	President of BIP and HIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 9 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of IGIP	Since 2002(2)	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust and BIP, FRP, HIP and SIP	Treasurer of the Trust since 2005(2); of the Portfolios since 2002(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms. Kenyon served as Vice President of IGIP since 2001, Mr. Swaffield served as Vice President of FRP since 2000, Mr. Venezia served as Vice President of SIP since 1992, Mr. Weilheimer served as Vice President of BIP since 2001 and HIP since 1995, Mr. Austin served as Assistant Treasurer of IGIP since 2000 and Ms. Campbell served as Assistant Treasurer of BIP since 2001, FRP since 2000, HIP since 1993 and SIP since 1998. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2004 and October 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2004	10/31/2005

Audit Fees	$85,600	$90,700

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,500	$7,950

All Other Fees(3)	$0	$0

Total	$93,100	$98,650

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2004 and October 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2004	10/31/2005

Registrant	$7,500	$7,950

Eaton Vance(1)	$84,490	$33,235

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer as of October 31, 2005

Date:	December 16, 2005

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 16, 2005

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 16, 2005